Summary of Significant Accounting Policies (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Abstract]
Allowance for expected credit losses on accounts	$ 135,092	$ 328,012	$ 1,877,786	$ 661,288	$ 1,077,184		$ 16,509
Impairment losses	0	0
Income tax settlement percentage			50.00%		50.00%	50.00%
Rental deposit					$ 14,833
Allowance for expected credit losses	$ 214,416	$ 143,101	$ 808,274	$ 211,050	$ 217,475
Defined contribtion plan percentage					5.00%	5.00%
Defined contribution employee amount					$ 3,846	$ 30,000